Assets pledged, collateral received and assets transferred - Disclosure of transferred financial assets and the associated liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Transferred assets	£ 233,617	£ 247,018
Associated liabilities	(118,697)	(121,751)
Derivative financial instruments
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Transferred assets	79,223	74,307
Associated liabilities	(79,223)	(74,307)
Repurchase agreements
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Transferred assets	51,922	60,564
Associated liabilities	(33,891)	(40,173)
Securities lending arrangements
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Transferred assets	96,638	104,450
Associated liabilities	0	0
Other
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Transferred assets	5,834	7,697
Associated liabilities	£ (5,583)	£ (7,271)